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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                      Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Emerging Markets Fund
           Schedule of Investments 8/31/05 (unaudited)
Shares                                                       Value
           PREFERRED STOCKS - 3.5%
           Materials - 0.5 %
           Diversified Metals & Mining - 0.5 %
1,171,300  Caemi Mineracao e Metalurgia SA *              $ 1,365,730
           Total Materials                                $ 1,365,730

           Capital Goods - 0.2 %
           Industrial Conglomerates - 0.2 %
28,470     LG Corp.                                       $   442,161
           Total Capital Goods                            $   442,161

           Media - 1.0 %
           Broadcasting & Cable Television - 1.0 %
7,329,600  Net Servicos de Comunicacao SA *               $ 2,672,655
           Total Media                                    $ 2,672,655

           Banks - 1.1 %
           Diversified Banks - 1.1 %
13,973     Banco Itau Holding Financeira                  $ 2,908,943
           Total Banks                                    $ 2,908,943

           Telecommunication Services - 0.7 %
           Integrated Telecommunication Services - 0.7 %
111,994    Tele Norte Leste Participacoes (A.D.R.) (b)    $ 1,684,390
           Total Telecommunication Services               $ 1,684,390
           TOTAL PREFERRED STOCKS                         $ 9,073,879
           (Cost   $6,580,465)

           COMMON STOCK - 91.7 %
           Energy - 13.4 %
           Coal & Consumable Fuels - 0.4 %
1,412,000  Yanzhou Coal Mining  (Class H)                 $ 1,052,825
           Integrated Oil & Gas - 8.5 %
71,210     Gazprom - Reg S (A.D.R.)                       $ 3,446,564
18,300     Mol Magyar Olaj                                  2,013,398
172,200    Petrobras Brasileiro (A.D.R.)                    9,469,278
2,774,500  PetroChina Co., Ltd.                             2,115,268
47,200     Repsol SA (A.D.R.)                               1,395,232
75,000     Surgutneftegaz (A.D.R.) * (b)                    3,570,000
                                                          $22,009,740
           Oil & Gas Equipment & Services - 0.7 %
19,700     Samchully Co., Ltd.                            $ 1,711,199
           Oil & Gas Exploration & Production - 2.3 %
2,684,500  China Petroleum & Chemical                     $ 1,195,232
83,000     Oil & Natural Gas Commission, Ltd. *             1,849,384
2,994,000  Panva Gas Holdings, Ltd. *                       1,369,193
257,700    PTT Public Co., Ltd.                             1,535,898
                                                          $ 5,949,707
           Oil & Gas Refining & Marketing - 1.0 %
81,900     Reliance Industries, Ltd. (144A)               $ 2,653,560
           Oil & Gas Storage & Transporation - 0.5 %
86,048     Ultrapar Participacoes SA                      $ 1,407,561
           Total Energy                                   $34,784,592

           Materials - 10.6 %
           Commodity Chemicals - 0.4 %
776,969    Formosa Plastic Corp.                          $ 1,157,580
           Construction Materials - 3.4 %
38,930     Asia Cement Co., Ltd.                          $ 1,323,975
692,400    Aveng, Ltd.                                      1,408,344
20,130     Hanil Cement Co., Ltd.                           1,298,087
4,461,400  Lafarge Malayan Cement Berhad                      726,947
5,353,500  PT Indocement Tunggal Prakarsa Tbk *             1,525,730
170,000    Siam Cement Co., Ltd.                              989,067
154,300    Ultra Tech Cement, Ltd. *                        1,538,699
                                                          $ 8,810,849
           Diversified Metals & Mining - 0.9 %
33,700     Freeport-McMoRan Copper & Gold, Inc. (Class B) $ 1,421,129
4,676,200  PT Aneka Tambang Tbk                             1,025,058
                                                          $ 2,446,187
           Fertilizers & Agricultural Chemicals - 0.6 %
259,560    Makhteshim-Agan Industries, Ltd.               $ 1,464,481
           Gold - 2.6 %
109,000    Anglogold Ashanti, Ltd. (A.D.R.) (b)           $ 3,868,410
196,200    IAMGOLD Corp.                                    1,379,286
5,792,000  Zijin Mining Group Co., Ltd.                     1,385,953
                                                          $ 6,633,649
           Precious Metals & Minerals - 2.7 %
81,000     Anglo American Platinum Corp., Ltd.            $ 3,949,798
127,900    Compania de Minas Buenaventura SA                3,173,199
                                                          $ 7,122,997
           Total Materials                                $27,635,743

           Capital Goods - 11.5 %
           Aerospace & Defense - 0.5 %
51,800     Elbit Systems, Ltd. *                          $ 1,251,454
           Building Products - 1.4 %
116,800    Daewoo Heavy Industries & Machinery, Ltd.      $ 2,277,959
353,700    Trakya Cam Sanayii AS                            1,357,112
                                                          $ 3,635,071
           Construction & Engineering - 4.7 %
2,538,950  Continental Engineering Corp.                  $ 1,064,007
2,460,434  CTCI Corp.                                       1,298,192
23,289     Daelim Industrial Co.                            1,382,502
3,310,700  Empressa ICA Sociedad Controladora SA de C.V. *  1,323,541
65,300     GS Engineering & Construction Corp.              2,410,640
75,000     Kyeryong Construction Industrial Co., Ltd.       1,848,519
96,700     Larsen & Toubro, Ltd.                            2,931,998
                                                          $12,259,399
           Construction & Farm Machinery & Heavy Trucks - 2.2 %
43,570     Hyundai Heavy Industries                       $ 2,921,274
208,800    Samsung Heavy Industries Co., Ltd.               2,678,977
                                                          $ 5,600,251
           Heavy Electrical Equipment - 0.9 %
98,000 Bharat Heavy Electricals (Demat Shares) * $ 2,372,861 Industrial Conglomerates - 0.8 %
268,522    KOC Holding AS                                 $ 1,254,691
38,900     LG Corp.                                           910,802
                                                          $ 2,165,493
           Industrial Machinery - 1.0 %
140,700    Doosan Heavy Industries & Construction Co.     $ 1,230,500
2,042,000  Yungtay Engineering Co., Ltd.                    1,495,994
                                                          $ 2,726,494
           Total Capital Goods                            $30,011,023

           Transportation - 1.3 %
           Marine - 1.3 %
2,660,000  China Shipping Development Co., Ltd. *         $ 2,101,731
278,000    Malaysia International Shipping Bhd.             1,312,113
                                                          $ 3,413,844
           Total Transportation                           $ 3,413,844

           Automobiles & Components - 3.9 %
           Automobile Manufacturers - 3.3 %
79,400     Hyundai Motor Co., Ltd.                        $ 5,483,200
270,300    Ssangyong Motor Co. *                            1,916,228
108,140    Tata Motors *                                    1,141,157
                                                          $ 8,540,585
           Motorcycle Manufacturers - 0.6 %
47,000     Bajaj Auto, Ltd. (Demat Shares)                $ 1,506,529
           Total Automobiles & Components                 $10,047,114

           Consumer Durables & Apparel - 0.6 %
           Home Furnishings - 0.0 %
12,700     Ellerine Holdings, Ltd. *                      $   121,521
           Household Appliances - 0.6 %
261,520    Arcelik AS                                     $ 1,549,808
           Total Consumer Durables & Apparel              $ 1,671,329

           Consumer Services - 0.8 %
           Hotels, Resorts & Cruise Lines - 0.8 %
126,700    Indian Hotels Co., Ltd. *                      $ 2,197,089
           Total Consumer Services                        $ 2,197,089

           Media - 4.4 %
           Advertising - 0.4 %
53,080     G2R, Inc.                                      $   902,623
           Broadcasting & Cable Television - 3.1 %
2,800,000  BEC World Public Co., Ltd.                     $   942,944
27,931     Grupo Televisa SA (A.D.R.)                       1,754,067
4,882,000  Media Prima Bhd. *                               2,041,963
233,000    Television Broadcasts, Ltd.                      1,291,189
469,500    Zee Telefilms, Ltd.                              2,027,713
                                                          $ 8,057,876
           Publishing - 0.9 %
939,227    Hurriyet Gazetecilik ve Matbaacilik AS         $ 2,471,252
           Total Media                                    $11,431,751

           Retailing - 1.7 %
           Department Stores - 1.7 %
36,300     Hyundai Department Store Co., Ltd.             $ 2,395,527
5,400      Shinsegae Co., Ltd. *                            1,926,367
                                                          $ 4,321,894
           Total Retailing                                $ 4,321,894

           Food & Drug Retailing - 1.9 %
           Food Distributors - 0.5 %
177,000    Massmart Holdings, Ltd.                        $ 1,326,974
           Food Retail - 1.4 %
88,900     Brasil Distributor Pao Acu (A.D.R.) * (b)      $ 2,135,378
760,000    President Chain Store Corp.                      1,369,736
                                                          $ 3,505,114
           Total Food & Drug Retailing                    $ 4,832,088

           Food, Beverage & Tobacco - 3.7 %
           Brewers - 1.1 %
41,650     Efes Breweries International (144A) (G.D.R.) * $ 1,624,350
367,700    Grupo Modelo SA de C.V.                          1,191,367
                                                          $ 2,815,717
           Packaged Foods & Meats - 0.8 %
31,500     CJ Corp.                                       $ 2,011,114
           Soft Drinks - 1.8 %
67,500     Fomento Economico Mexicano SA de C.V.          $ 4,625,100
           Total Food, Beverage & Tobacco                 $ 9,451,931

           Household & Personal Products - 0.6 %
           Personal Products - 0.6 %
47,020     Natura Cosmeticos SA *                         $ 1,574,976
           Total Household & Personal Products            $ 1,574,976

           Pharmaceuticals & Biotechnology - 0.7 %
           Pharmaceuticals - 0.7 %
955,700    PT Tempo Scan Pacific                          $   556,235
39,900     Teva Pharmaceutical Industries, Ltd. (b)         1,294,356
                                                          $ 1,850,591
           Total Pharmaceuticals & Biotechnology          $ 1,850,591

           Banks - 14.2 %
           Diversified Banks - 13.8 %
70,102     Banco Bradesco SA (A.D.R.) * (b)               $ 2,984,943
142,700    Banco do Brasil SA                               2,100,718
324,400    Bangkok Bank, Ltd.                                 874,480
763,200    Bank Hapoalim, Ltd. *                            2,830,707
106,937    Bank of Baroda *                                   596,652
4,655,713  China Development Financial *                    1,704,697
971,700    Commerce Asset Holdings Bhd.                     1,429,704
1,643,880  E.Sun Financial Holding Co., Ltd. *              1,167,601
859,597    FirstRand, Ltd.                                  2,052,603
155,000    Grupo Financiero Galicia (A.D.R.) * (b)          1,278,750
62,900     Hana Bank                                        1,902,439
797,600    Kasikornbank                                     1,225,191
14,131     Kookmin Bank                                       710,995
62,000     Kookmin Bank (A.D.R.) (b)                        3,142,160
1,334,600  Metropolitan Bank & Trust Co.                      664,786
4,315,000  PT Bank Central Asia Tbk                         1,436,072
2,009,100  RHB Capital Bhd. *                               1,235,644
749,600    Siam Commercial Bank Plc                           903,515
151,486    Standard Bank Group, Ltd.                        1,639,754
89,000     State Bank of India                              1,610,249
241,452    Turkiye Is Bankasi (Isbank)                      1,444,974
68,539     Uniao de Bancos Brasileiros SA (G.D.R.) (144A) ( 3,065,064
                                                          $36,001,698
           Regional Banks - 0.4 %
1,413,300  First Financial Holding                        $ 1,040,452
           Total Banks                                    $37,042,150

           Diversified Financials - 2.3 %
           Investment Banking & Brokerage - 0.0 %
111,994    Contax Participacoes SA *                      $    73,244
           Multi-Sector Holding - 0.6 %
96,170     Remgro, Ltd.                                   $ 1,612,514
           Diversified Financial Services - 1.7 %
1,117,000  Fubon Group                                      1,012,349
659,200    MCL Ladn, Ltd.                                     525,224
88,600     Samsung Securities Co., Ltd.                   $ 2,759,195
                                                          $ 4,296,768
           Total Diversified Financials                   $ 5,982,526

           Insurance - 4.2 %
           Life & Health Insurance - 2.5 %
62,800     Cathay Financial Holding Co., Ltd. (144A) (G.D.$ 1,180,640
1,972,000  China Life Insurance Co., Ltd. *                 1,527,602
778,000    Ping An Insurance Co. of China, Ltd. *           1,333,426
1,239,900  Sanlam, Ltd.                                     2,574,211
                                                          $ 6,615,879
           Property & Casualty Insurance - 1.7 %
465,825    Aksigorta AS                                   $ 2,310,974
22,000     Samsung Fire & Marine Insurance                  2,116,536
                                                          $ 4,427,510
           Total Insurance                                $11,043,389

           Real Estate - 0.5 %
           Real Estate Management & Development - 0.5 %
6,639,700  SM Prime Holdings                              $   840,256
284,300    Wheelock Properties (Singapore) Ltd.               559,336
                                                          $ 1,399,592
           Total Real Estate                              $ 1,399,592

           Software & Services - 0.5 %
           Application Software - 0.5 %
25,068     Infosys Technologies, Ltd.                     $ 1,354,577
           Total Software & Services                      $ 1,354,577

           Technology Hardware & Equipment - 2.6 %
           Semiconductors - 0.9 %
474,026    Hon Hai Precision Industry                     $ 2,452,246
           Computer Hardware - 0.8 %
1,338,750  Quanta Computer, Inc.                          $ 2,136,522
           Computer Storage & Peripherals - 0.4 %
688,800    LITE-ON IT Corp.                               $   907,880
           Electronic Equipment & Instruments - 0.5 %
646,600    ACER Sertek, Inc.                              $ 1,230,866
           Total Technology Hardware & Equipment          $ 6,727,514

           Semiconductors - 4.7 %
           Semiconductors - 4.7 %
12,870     Samsung Electronics *                          $ 6,800,869
1,375,211  Taiwan Semiconductor Manufacturing Co.           2,276,351
156,344    Taiwan Semiconductor Manufacturing Co. (A.D.R.)  1,286,711
3,304,113  United Microelectronics Corp., Ltd.              1,993,850
                                                          $12,357,781
           Total Semiconductors                           $12,357,781

           Telecommunication Services - 6.9 %
           Integrated Telecommunication Services - 2.7 %
51,100     Brasil Telecom Participacoes SA *              $ 1,862,595
183,360    Mahanagar Telephone Nigam, Ltd.                  1,283,520
43,600     Philippine Long Distance Telephone Co. *         1,233,997
105,800    Telecom Argentina Stet-France Telecom SA (A.D.R. 1,269,600
204,300    Telekomunikacja Polska SA                        1,417,387
                                                          $ 7,067,099
           Wireless Telecommunication Services - 4.2 %
64,100     Korea Telecom Freetel Co.                      $ 1,559,318
39,300     Mobile Telesystems (A.D.R.) *                    1,454,100
181,000    MTN Group, Ltd. *                                1,317,606
165,600    Partner Communications Co., Ltd. *               1,338,532
1,235,300  Shinawatra Computer Co., Plc                     1,137,284
876,000    Taiwan Mobile Co., Ltd                             816,803
346,800    Venfin, Ltd.                                     1,749,144
36,300     Vimpel-Communications (A.D.R.) * (b)             1,496,651
                                                          $10,869,438
           Total Telecommunication Services               $17,936,537

           Utilities - 0.7 %
           Electric Utilities - 0.7 %
50,400     Cemig SA (A.D.R.)                              $ 1,780,128
           Total Utilities                                $ 1,780,128
           TOTAL COMMON STOCKS                            $238,848,159
           (Cost   $176,857,079)

           RIGHTS/WARRANTS - 0.1 %
           Capital Goods - 0.1 %
           Industrial Conglomerates - 0.0 %
268,522    Koc Holding AS, Exp. 9/13/05 *                 $   155,665
           Total Capital Goods                            $   155,665

           Commercial Services & Supplies - 0.0 %
           Diversified Commercial Services - 0.0 %
11,697     Bidvest Group, Ltd., Exp. 12/08/06 *           $    51,742
           Total Commercial Services & Supplies           $    51,742
           TOTAL RIGHTS/WARRANTS                          $   207,407
           (Cost   $121,903)
Principal
Amount
           TEMPORARY CASH INVESTMENTS - 3.5 %
           Repurchase Agreement - 3.5 %
 $ 9,200,00UBS Warburg, Inc., 3.51%, dated 8/31/05, repurchase price of $9,200,000 plus accrued interest on 9/1/05 collateralized by $9,503,000, U.S. Treasury Bill,
           3.125%, 4/15/09                                $ 9,200,000
           TOTAL TEMPORARY CASH INVESTMENTS               $ 9,200,000
           (Cost   $9,200,000)
           TOTAL INVESTMENT IN SECURITIES - 98.8%         $257,329,445
           (Cost   $192,759,447) (a)
           OTHER ASSETS AND LIABILITIES - 1.2%            $3,105,927

           TOTAL NET ASSETS - 100.0%                      $260,435,372

         (A.D.R.)  American Depositary Receipt

         (G.D.R.)  Global Depositary Receipt

         * Non-income producing security

         (144A)  Security is exempt from registration under Rule 144A of the Se

         (a)  At August 31, 2005, the net unrealized gain on investments based

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost      $65,830,083

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value       (4,602,333)

           Net unrealized gain                            $61,227,750

         (b)  At August 31, 2005, the following securities were out on loan:

Shares                        Security                     Market Value
103,550    Anglogold Ashanti, Ltd. (A.D.R.)               $        3,676,025
66,597     Banco Bradesco SA (A.D.R.) *                            2,837,032
47,755     Brasil Distributor Pao Acu (A.D.R.) *                   1,146,120
133,850    Grupo Financiero Galicia (A.D.R.) *                     1,110,955
25,189     Kookmin Bank (A.D.R.)                                   1,277,082
71,250     Surgutneftegaz (A.D.R.) *                               3,391,500
106,394    Tele Norte Leste Participacoes (A.D.R.)                 1,600,166
7,700      Teva Pharmaceutical Industries, Ltd. (b)                   249,480
65,112     Uniao de Bancos Brasileiros SA (G.D.R.) (144A)          2,910,506
3,000      Vimpel-Communications (A.D.R.) *                           123,600
           Total                                          $      18,322,467







ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 31, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 31, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 31, 2005

* Print the name and title of each signing officer under his or her signature.